Business Combinations (Details) member in Thousands, $ in Millions						2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2016 USD ($) member	Jan. 01, 2016 USD ($) member	Nov. 01, 2015 USD ($) member State	Sep. 01, 2015 USD ($) member	Aug. 01, 2015 USD ($) member	Jan. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) member State	Dec. 31, 2015 USD ($) member State	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member								392
Goodwill acquired during period							$ 90
Consideration recorded to prepaid expense and other assets								$ 197	$ 192	$ 49
Weighted-average amortization period for intangible assets							5 years 11 months
Provider network
Business Acquisition [Line Items]
Weighted-average amortization period for intangible assets							10 years
Illinois
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member								100
Number of members served, approximately (in member) | member									98
Florida
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member								94
HAP Midwest Health Plan, Inc. | Michigan
Business Acquisition [Line Items]
Purchase price		$ 31
Number of members served, approximately (in member) | member		68
HAP Midwest Health Plan, Inc. | Michigan | Subsequent Event
Business Acquisition [Line Items]
Number of members served, approximately (in member) | member		81
Pathways Health and Community Support LLC
Business Acquisition [Line Items]
Number of states in which entity operates (in state) | State			23
Health Plans
Business Acquisition [Line Items]
Goodwill acquired during period									$ 90
Number of states in which entity operates (in state) | State								11	11
Weighted-average amortization period for intangible assets									6 years 5 months
Health Plans | Provider network
Business Acquisition [Line Items]
Weighted-average amortization period for intangible assets									10 years
Other
Business Acquisition [Line Items]
Weighted-average amortization period for intangible assets									4 years 2 months
Accountable Care Chicago, LLC | Illinois
Business Acquisition [Line Items]
Purchase price		$ 35
Accountable Care Chicago, LLC | Medicaid | Illinois
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member		58
Accountable Care Chicago, LLC | Medicaid | Illinois | Subsequent Event
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member		58
Loyola Physician Partners, LLC | Illinois
Business Acquisition [Line Items]
Purchase price		$ 12
Loyola Physician Partners, LLC | Medicaid | Illinois
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member		18
Loyola Physician Partners, LLC | Medicaid | Illinois | Subsequent Event
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member		21
Better Health Network, LLC | Illinois
Business Acquisition [Line Items]
Purchase price	$ 18
Better Health Network, LLC | Medicaid | Illinois
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member	34
Columbia United Providers, Inc. | Washington
Business Acquisition [Line Items]
Purchase price		$ 28
Number of members added, approximately (in member) | member		57
Columbia United Providers, Inc. | Washington | Subsequent Event
Business Acquisition [Line Items]
Number of members added, approximately (in member) | member		57
Integral Health Plan, Inc.
Business Acquisition [Line Items]
Consideration withheld to establish an indemnification amount (as a percent)			10.00%
Consideration withheld to establish an indemnification amount			$ 7
Integral Health Plan, Inc. | Florida
Business Acquisition [Line Items]
Purchase price			$ 67
Number of members added, approximately (in member) | member			101
Preferred Medical Plan, Inc. | Florida
Business Acquisition [Line Items]
Purchase price					$ 8
Number of members added, approximately (in member) | member					23
HealthPlus of Michigan and HealthPlus Partners, Inc. | Michigan
Business Acquisition [Line Items]
Purchase price				$ 47
Number of members added, approximately (in member) | member				68
Business acquisitions during year excluding Pathways
Business Acquisition [Line Items]
Consideration recorded to prepaid expense and other assets									$ 101
Business acquisitions during year excluding Pathways | Subsequent Event
Business Acquisition [Line Items]
Purchase price						$ 115
Pathways Health and Community Support LLC
Business Acquisition [Line Items]
Portion of goodwill acquired that is tax deductible									10.00%
Gross contractual amount of receivables			$ 61
Estimated contractual cash flows not expected to be collected for receivables			9
Transaction costs expensed			$ 3